Insurance Contract Liabilities - Schedule of Insurance Expenses Incurred (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance Contract Liabilities [Abstract]
Medicines	S/ 263,613	S/ 195,114	S/ 167,278
Room service for inpatients	36,196	116,171	34,091
Medical consultation fees	88,966	34,483	41,334
Auxiliary services and clinical laboratory	114,042	26,434	122,800
Surgery fees	25,165	66,341	20,934
Insurance contracts	5,604	3,279	2,138
Insurance expenses	S/ 533,586	S/ 441,822	S/ 388,575